CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Class A Common shares	Class B Common shares	Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive income (loss)	Parent	Non-controlling Interest	Total
Balance at Feb. 29, 2012	$ 45,277	$ 109,681	$ 119,769,989	$ 10,502,713	$ 54,779,267	$ 4,910,364	$ 190,117,291		$ 190,117,291
Balance (in shares) at Feb. 29, 2012	45,277,044	109,681,000
Increase (Decrease) in Stockholders' Equity
Conversion of Class B common shares to Class A common shares	21,875	(21,875)
Conversion of Class B common shares to Class A common shares (in shares)	21,875,000	(21,875,000)
Net Income					33,440,066		33,440,066		33,440,066
Provision for statutory reserve				1,788,628	(1,788,628)
Dividends to shareholders ($0.25 per common share)			(39,030,038)				(39,030,038)		(39,030,038)
Issuance of common shares pursuant to stock plan	1,740		(573,005)				(571,265)		(571,265)
Issuance of common shares pursuant to stock plan (in shares)	1,740,044
Share-based compensation			8,283,900				8,283,900		8,283,900
Share repurchase	(578)		(2,434,459)				(2,435,037)		(2,435,037)
Share repurchase (in shares)	(577,938)
Foreign currency translation adjustment						1,614,614	1,614,614		1,614,614
Net unrealized gains on available-for-sale securities, net of tax effect of $(8,583), $(6,615) and $nil for years ended February 28, 2013, 2014 and 2015, respectively						25,748	25,748		25,748
Balance at Feb. 28, 2013	68,314	87,806	86,016,387	12,291,341	86,430,705	6,550,726	191,445,279		191,445,279
Balance (in shares) at Feb. 28, 2013	68,314,150	87,806,000
Increase (Decrease) in Stockholders' Equity
Conversion of Class B common shares to Class A common shares	8,275	(8,275)
Conversion of Class B common shares to Class A common shares (in shares)	8,275,000	(8,275,000)
Net Income					60,605,772		60,605,772		60,605,772
Provision for statutory reserve				2,724,483	(2,724,483)
Issuance of common shares pursuant to stock plan	1,615		(1,697,241)				(1,695,626)		(1,695,626)
Issuance of common shares pursuant to stock plan (in shares)	1,614,996
Share-based compensation			8,345,290				8,345,290		8,345,290
Foreign currency translation adjustment						1,315,561	1,315,561		1,315,561
Net unrealized gains on available-for-sale securities, net of tax effect of $(8,583), $(6,615) and $nil for years ended February 28, 2013, 2014 and 2015, respectively						19,844	19,844		19,844
Transfer to statements of operations of realized gains on available for sale securities, net of tax effect of $13,239						(39,719)	(39,719)		(39,719)
Balance at Feb. 28, 2014	78,204	79,531	92,664,436	15,015,824	144,311,994	7,846,412	259,996,401		259,996,401
Balance (in shares) at Feb. 28, 2014	78,204,146	79,531,000
Increase (Decrease) in Stockholders' Equity
Conversion of Class B common shares to Class A common shares	8,075	(8,075)
Conversion of Class B common shares to Class A common shares (in shares)	8,075,000	(8,075,000)
Net Income					67,156,575		67,156,575	(12,554)	67,144,021
Provision for statutory reserve				3,945,803	(3,945,803)
Issuance of common shares pursuant to stock plan	2,093		(5,740,706)				(5,738,613)		(5,738,613)
Issuance of common shares pursuant to stock plan (in shares)	2,092,730
Share-based compensation			18,441,076				18,441,076		18,441,076
Foreign currency translation adjustment						(5,026,464)	(5,026,464)	(1,022)	(5,027,486)
Cost of Capped Call Transactions			(22,885,000)				(22,885,000)		(22,885,000)
Net unrealized gains on available-for-sale securities, net of tax effect of $(8,583), $(6,615) and $nil for years ended February 28, 2013, 2014 and 2015, respectively						1,348,600	1,348,600		1,348,600
Addition of noncontrolling interests in connection with business acquisition								291,817	291,817
Balance at Feb. 28, 2015	$ 88,372	$ 71,456	$ 82,479,806	$ 18,961,627	$ 207,522,766	$ 4,168,548	$ 313,292,575	$ 278,241	$ 313,570,816
Balance (in shares) at Feb. 28, 2015	88,371,876	71,456,000